Other intangible assets (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 36,951		₨ 30,849
Ending balance	96,803	$ 1,134	36,951
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	130,786		118,752
Additions	9,989		11,162
Assets acquired through business combinations	56,955
Disposals/De-recognitions	(387)
Effect of changes in foreign exchange rates	3,016		872
Ending balance	200,359		130,786
Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	93,835		87,903
Amortization for the year	6,553		5,265
Impairment loss	1,689		(41)
Disposals/De-recognitions	(75)
Effect of changes in foreign exchange rates	1,554		708
Ending balance	103,556		93,835
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,537		28,464
Ending balance	92,902		33,537
Product related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	124,013		113,430
Additions	9,081		9,714
Assets acquired through business combinations	56,955
Disposals/De-recognitions	(380)
Effect of changes in foreign exchange rates	3,013		869
Ending balance	192,682		124,013
Product related intangibles [member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	90,476		84,966
Amortization for the year	6,146		4,864
Impairment loss	1,689		(59)
Disposals/De-recognitions	(75)
Effect of changes in foreign exchange rates	1,544		705
Ending balance	99,780		90,476
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		0
Ending balance	0		0
Customer related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106		105
Additions	0		0
Assets acquired through business combinations	0
Disposals/De-recognitions	0
Effect of changes in foreign exchange rates	3		1
Ending balance	109		106
Customer related intangibles [member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	106		105
Amortization for the year	0		0
Impairment loss	0		0
Disposals/De-recognitions	0
Effect of changes in foreign exchange rates	3		1
Ending balance	109		106
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,414		2,385
Ending balance	3,901		3,414
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,667		5,217
Additions	908		1,448
Assets acquired through business combinations	0
Disposals/De-recognitions	(7)
Effect of changes in foreign exchange rates	0		2
Ending balance	7,568		6,667
Others [Member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,253		2,832
Amortization for the year	407		401
Impairment loss	0		18
Disposals/De-recognitions	0
Effect of changes in foreign exchange rates	7		2
Ending balance	₨ 3,667		₨ 3,253